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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753

(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206    Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 326-3597

Date of fiscal year end:         December 31, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.29%
CLOSED-END FUNDS - 9.50%
CONVERTIBLE SECURITIES - 0.06%
Advent/Claymore Global Convertible Securities and Income Fund	2,965	$20,399

CORE - 0.20%
Liberty All-Star Growth Fund	17,300	75,255

GLOBAL - 0.50%
Clough Global Opportunities Fund	16,400	193,028

INCOME & PREFERRED STOCK - 0.03%
Nuveen Tax-Advantaged Floating Rate Fund	5,200	12,584

OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.95%
BlackRock Enhanced Capital & Income Fund, Inc.	13,500	182,115
Eaton Vance Enhanced Equity Income Fund	37,272	412,228
Eaton Vance Enhanced Equity Income Fund II	21,175	230,384
Eaton Vance Risk-Managed Diversified Equity Income Fund	71,400	756,127
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	521,482
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,439	490,214
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	47,144	420,053
ING Global Advantage and Premium Opportunity Fund	3,200	38,592
		3,051,195
REAL ESTATE - 0.17%
Alpine Global Premier Properties Fund	10,128	65,832

SECTOR EQUITY - 0.59%
BlackRock EcoSolutions Investment Trust	16,810	167,259
Gabelli Healthcare & WellnessRx Trust (The)	5,121	42,658
Nuveen MLP & Strategic Equity Fund, Inc.	900	16,020
		225,937

TOTAL CLOSED-END FUNDS		3,644,230

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 10.05%
Bed Bath & Beyond, Inc. *	2,500	$164,425
CBS Corporation - Class B	3,000	101,730
Comcast Corporation - Class A	4,012	120,400
Comcast Corporation - Special Class A	4,250	125,418
DIRECTV - Class A *	4,000	197,360
Ford Motor Company	10,000	124,900
Home Depot, Inc. (The)	8,000	402,480
Kohl's Corporation	2,000	100,060
Limited Brands, Inc.	2,000	96,000
Lowe's Companies, Inc.	5,000	156,900
Macy's, Inc.	3,000	119,190
McDonald's Corporation	4,000	392,400
News Corporation - Class B	2,500	49,950
NIKE, Inc. - Class B	2,000	216,880
Starbucks Corporation	2,500	139,725
Target Corporation	3,500	203,945
Time Warner Cable, Inc.	2,000	163,000
Time Warner, Inc.	4,666	176,142
TJX Companies, Inc. (The)	5,000	198,550
Viacom, Inc. - Class B	3,000	142,380
Walt Disney Company (The)	6,500	284,569
Yum! Brands, Inc.	2,500	177,950
		3,854,354
CONSUMER STAPLES - 9.16%
Altria Group, Inc.	7,000	216,090
Coca-Cola Company (The)	10,000	740,100
Coca-Cola Enterprises, Inc.	2,500	71,500
Colgate-Palmolive Company	2,000	195,560
CVS Caremark Corporation	7,000	313,600
Kraft Foods Inc. - Class A	5,000	190,050
Kroger Company (The)	3,000	72,690
Philip Morris International, Inc.	7,000	620,270
Walgreen Company	3,500	117,215
Wal-Mart Stores, Inc.	16,000	979,200
		3,516,275
ENERGY - 10.51%
Apache Corporation	2,000	200,880
Chevron Corporation	7,500	804,300
ConocoPhillips	6,000	456,060
Exxon Mobil Corporation	17,000	1,474,410
Halliburton Company	4,500	149,355
Marathon Oil Corporation	4,900	155,330

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
ENERGY (Continued)
Occidental Petroleum Corporation	4,000	$380,920
Peabody Energy Corporation	2,000	57,920
Schlumberger Ltd.	4,000	279,720
Williams Companies, Inc.	2,000	61,620
WPX Energy, Inc. *	666	11,995
		4,032,510
FINANCIALS - 12.11%
AFLAC, Inc.	3,000	137,970
Allstate Corporation (The)	2,500	82,300
American Express Company	6,000	347,160
Bank of America Corporation	40,000	382,800
BB&T Corporation	3,000	94,170
Capital One Financial Corporation	2,500	139,350
Discover Financial Services	4,000	133,360
Fifth Third Bancorp	7,000	98,350
Franklin Resources, Inc.	1,000	124,030
JPMorgan Chase & Co.	15,200	698,896
Marsh & McLennan Companies, Inc.	4,000	131,160
MetLife, Inc.	5,500	205,425
Morgan Stanley	8,500	166,940
Prudential Financial, Inc.	2,500	158,475
State Street Corporation	2,000	91,000
SunTrust Banks, Inc.	3,000	72,510
U.S. Bancorp	12,500	396,000
Unum Group	2,500	61,200
Wells Fargo & Company	33,000	1,126,620
		4,647,716
HEALTH CARE - 11.30%
Abbott Laboratories	6,000	367,740
Aetna, Inc.	1,500	75,240
Amgen, Inc.	4,000	271,960
Baxter International, Inc.	1,200	71,736
Bristol-Myers Squibb Company	6,000	202,500
Celgene Corporation *	1,000	77,520
Cigna Corporation	3,000	147,750
Covidien plc	2,000	109,360
Eli Lilly & Company	2,500	100,675
Gilead Sciences, Inc. *	4,000	195,400
Johnson & Johnson	9,000	593,640
McKesson Corporation	2,500	219,425
Medco Health Solutions, Inc. *	2,000	140,600
Medtronic, Inc.	2,500	97,975

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Merck & Company, Inc.	16,000	$614,400
Pfizer, Inc.	16,462	373,029
Stryker Corporation	1,000	55,480
Thermo Fisher Scientific Inc.	2,000	112,760
UnitedHealth Group, Inc.	5,500	324,170
WellPoint, Inc.	2,500	184,500
		4,335,860
INDUSTRIALS - 9.69%
Boeing Company (The)	2,000	148,740
Caterpillar Inc.	3,000	319,560
CSX Corporation	6,000	129,120
Cummins Inc.	1,000	120,040
Danaher Corporation	2,000	112,000
Deere & Company	2,500	202,250
Emerson Electric Company	2,500	130,450
FedEx Corporation	2,500	229,900
General Dynamics Corporation	2,000	146,760
General Electric Company	28,000	561,960
Honeywell International Inc.	4,000	244,200
ITT Corporation	2,900	66,526
Lockheed Martin Corporation	2,500	224,650
Norfolk Southern Corporation	2,000	131,660
Northrop Grumman Corporation	1,500	91,620
Raytheon Company	2,000	105,560
Republic Services, Inc.	1,125	34,380
Union Pacific Corporation	2,500	268,700
United Parcel Service, Inc. - Class B	3,000	242,160
United Technologies Corporation	2,500	207,350
		3,717,586
INFORMATION TECHNOLOGY - 18.44%
Apple, Inc. *	4,000	2,397,880
CA Technologies, Inc.	2,500	68,900
Cisco Systems, Inc.	14,000	296,100
eBay Inc. *	4,000	147,560
Google, Inc. - Class A *	1,000	641,240
Hewlett-Packard Company	6,000	142,980
Intel Corporation	21,000	590,310
International Business Machines Corporation	5,000	1,043,250
Microsoft Corporation	36,000	1,161,000
Oracle Corporation	18,600	542,376
Xerox Corporation	5,200	42,016
		7,073,612

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
MATERIALS - 3.00%
Air Products & Chemicals, Inc.	1,500	$137,700
Alcoa, Inc.	1,800	18,036
CF Industries Holdings, Inc.	600	109,590
Dow Chemical Company (The)	6,000	207,840
E.I. Du Pont de Nemours and Company	4,800	253,920
Freeport-McMoRan Copper & Gold, Inc.	5,000	190,200
International Paper Company	2,300	80,730
Newmont Mining Corporation	3,000	153,810
		1,151,826
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	2,331

TELECOMMUNICATION SERVICES - 2.51%
AT&T, Inc.	21,089	658,609
Verizon Communications, Inc.	8,000	305,840
		964,449
UTILITIES - 3.01%
AES Corporation (The) *	4,600	60,122
American Electric Power Company, Inc.	3,400	131,172
Consolidated Edison, Inc.	1,000	58,420
Duke Energy Corporation	6,600	138,666
Exelon Corporation	3,500	137,235
FirstEnergy Corporation	2,000	91,180
NextEra Energy, Inc.	2,000	122,160
Sempra Energy	1,500	89,940
Southern Company (The)	4,000	179,720
Xcel Energy, Inc.	5,500	145,585
		1,154,200

TOTAL EQUITY SECURITIES (cost - $32,604,474)		38,094,949

SHORT-TERM INVESTMENT - 0.86%
MONEY MARKET FUND - 0.86%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $332,550)	332,550	332,550

TOTAL INVESTMENTS - 100.15% (cost - $32,937,024)		38,427,499

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%		(59,414)

NET ASSETS - 100.00%		$38,368,085

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2012 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $32,944,148, $6,366,818, $(883,467) and $5,483,351, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$38,094,949	$-
Short-Term Investments	332,550	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$38,427,499	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	May 8, 2012

* Print the name and title of each signing officer under his or her signature.